CASH AND CASH EQUIVALENTS (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CASH AND CASH EQUIVALENTS [Abstract]
Cash	$ 35,209,012	$ 22,550,521
Short-term investments	$ 1,791,636	$ 8,772,825
Annual Interest rates on US dollar investments	0.20%
Annual Interest rates on CAD dollar investments	0.25%
Cash and short term investments held US dollar	93.00%	39.00%